Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans (Summary Of Impaired Loans Evaluated For Impairment By Loan Class) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 226,538	[1]	$ 202,274	[1]
Unpaid Principal Balance	251,230		230,419
Related Allowance	21,488		30,626
Average Recorded Investment	247,054		213,982		164,400
Interest Income Recognized	12,470		12,999		10,100
Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	110,759		86,893
Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	115,779	[2]	115,381	[2]
Commercial [Member] | Commercial And Industrial [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	17,680		12,407
Unpaid Principal Balance	20,365		16,368
Related Allowance			157
Average Recorded Investment	21,841		13,210
Interest Income Recognized	1,068		971
Commercial [Member] | Commercial And Industrial [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	7,743		17,678
Unpaid Principal Balance	9,083		19,789
Related Allowance	2,506		5,939
Average Recorded Investment	9,113		19,574
Interest Income Recognized	510		982
Commercial [Member] | Franchise [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial [Member] | Franchise [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,792
Unpaid Principal Balance	1,792
Related Allowance	394
Average Recorded Investment	1,792
Interest Income Recognized	122
Commercial [Member] | Mortgage Warehouse Lines Of Credit [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial [Member] | Mortgage Warehouse Lines Of Credit [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial [Member] | Community Advantage - Homeowners Association [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial [Member] | Community Advantage - Homeowners Association [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial [Member] | Aircraft [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial [Member] | Aircraft [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial [Member] | Asset-Based Lending [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	287		10
Unpaid Principal Balance	287		130
Average Recorded Investment	483		121
Interest Income Recognized	25		9
Commercial [Member] | Asset-Based Lending [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	785		407
Unpaid Principal Balance	1,452		976
Related Allowance	178		140
Average Recorded Investment	1,360		876
Interest Income Recognized	81		60
Commercial [Member] | Municipal [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial [Member] | Municipal [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial [Member] | Leases [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment			43
Unpaid Principal Balance			336
Related Allowance
Average Recorded Investment			491
Interest Income Recognized			36
Commercial [Member] | Leases [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial [Member] | Other [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial [Member] | Other [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial Real-Estate [Member] | Residential Construction [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	4,284		6,063
Unpaid Principal Balance	4,338		6,138
Related Allowance			127
Average Recorded Investment	4,189		5,927
Interest Income Recognized	175		268
Commercial Real-Estate [Member] | Residential Construction [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,993		7,978
Unpaid Principal Balance	2,068		8,941
Related Allowance	374		710
Average Recorded Investment	1,993		9,067
Interest Income Recognized	122		621
Commercial Real-Estate [Member] | Commercial Construction [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	9,792		1,713
Unpaid Principal Balance	9,792		1,713
Related Allowance			5
Average Recorded Investment	10,249		1,715
Interest Income Recognized	426		97
Commercial Real-Estate [Member] | Commercial Construction [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,779		719
Unpaid Principal Balance	3,779		719
Related Allowance	952		631
Average Recorded Investment	3,802		722
Interest Income Recognized	187		37
Commercial Real-Estate [Member] | Land [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	15,991		31,598
Unpaid Principal Balance	23,097		43,319
Related Allowance			1,035
Average Recorded Investment	19,139		34,258
Interest Income Recognized	1,348		2,361
Commercial Real-Estate [Member] | Land [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	27,657		26,671
Unpaid Principal Balance	29,602		27,424
Related Allowance	6,253		5,598
Average Recorded Investment	29,085		28,443
Interest Income Recognized	1,528		1,611
Commercial Real-Estate [Member] | Office [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	9,162		6,365
Unpaid Principal Balance	11,421		6,563
Related Allowance			78
Average Recorded Investment	11,235		6,370
Interest Income Recognized	550		358
Commercial Real-Estate [Member] | Office [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	11,673		13,186
Unpaid Principal Balance	13,110		13,723
Related Allowance	2,873		3,718
Average Recorded Investment	13,209		13,448
Interest Income Recognized	709		917
Commercial Real-Estate [Member] | Industrial [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	4,569		3,869
Unpaid Principal Balance	4,780		3,868
Related Allowance			49
Average Recorded Investment	4,750		4,086
Interest Income Recognized	198		286
Commercial Real-Estate [Member] | Industrial [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	663		2,761
Unpaid Principal Balance	676		2,761
Related Allowance	159		301
Average Recorded Investment	676		893
Interest Income Recognized	46		31
Commercial Real-Estate [Member] | Retail [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	15,841		6,155
Unpaid Principal Balance	15,845		6,155
Related Allowance			75
Average Recorded Investment	15,846		6,153
Interest Income Recognized	815		346
Commercial Real-Estate [Member] | Retail [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	13,728		8,635
Unpaid Principal Balance	13,732		9,171
Related Allowance	480		1,271
Average Recorded Investment	13,300		9,150
Interest Income Recognized	504		465
Commercial Real-Estate [Member] | Multi-Family [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,347		2,238
Unpaid Principal Balance	3,040		4,479
Related Allowance			27
Average Recorded Investment	3,026		2,584
Interest Income Recognized	127		150
Commercial Real-Estate [Member] | Multi-Family [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	7,149		5,939
Unpaid Principal Balance	7,155		6,767
Related Allowance	1,892		2,062
Average Recorded Investment	7,216		6,691
Interest Income Recognized	330		327
Commercial Real-Estate [Member] | Mixed Use And Other [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	22,359		13,738
Unpaid Principal Balance	25,015		15,569
Related Allowance			124
Average Recorded Investment	24,370		14,343
Interest Income Recognized	1,297		919
Commercial Real-Estate [Member] | Mixed Use And Other [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	20,386		21,755
Unpaid Principal Balance	21,337		22,885
Related Allowance	1,447		7,104
Average Recorded Investment	21,675		23,310
Interest Income Recognized	1,027		1,466
Home Equity [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,950		1,069
Unpaid Principal Balance	4,707		1,142
Related Allowance			13
Average Recorded Investment	4,784		1,119
Interest Income Recognized	184		39
Home Equity [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	11,828		6,356
Unpaid Principal Balance	12,600		6,553
Related Allowance	2,963		961
Average Recorded Investment	12,318		6,494
Interest Income Recognized	652		365
Residential Real-Estate [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	4,314		1,485
Unpaid Principal Balance	5,153		1,486
Related Allowance			34
Average Recorded Investment	4,734		1,478
Interest Income Recognized	191		93
Residential Real-Estate [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	6,478		3,283
Unpaid Principal Balance	6,681		3,283
Related Allowance	992		461
Average Recorded Investment	6,535		3,288
Interest Income Recognized	220		170
Commercial Insurance [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial Insurance [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Life Insurance [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Life Insurance [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Purchased Life Insurance [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Purchased Life Insurance [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Indirect Consumer [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	44		59
Unpaid Principal Balance	55		67
Related Allowance			1
Average Recorded Investment	56		68
Interest Income Recognized	6		7
Indirect Consumer [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	31
Unpaid Principal Balance	32
Related Allowance	5
Average Recorded Investment	33
Interest Income Recognized	3
Consumer And Other [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	139		81
Unpaid Principal Balance	141		81
Related Allowance			1
Average Recorded Investment	146		88
Interest Income Recognized	12		6
Consumer And Other [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	94		13
Unpaid Principal Balance	95		13
Related Allowance	20		4
Average Recorded Investment	99		15
Interest Income Recognized	$ 7		$ 1

[1]	Impaired loans are considered by the Company to be non-accrual loans, restructured loans or loans with principal and/or interest at risk, even if the loan is current with all payments of principal and interest.
[2]	These impaired loans require an allowance for loan losses because the estimated fair value of the loans or related collateral is less than the recorded investment in the loans.